Deferred Revenues and Contract Liabilities - Additional Information (Detail) - USD ($) $ in Thousands		12 Months Ended
	Mar. 04, 2020	Dec. 31, 2020	Dec. 31, 2018
Recognition of previously deferred upfront payments	$ 19,400	$ 20,291	$ 7,114
Development And Commercial Milestones [Member]
Recognition of previously deferred upfront payments		16,900
Potential milestones to receive		$ 2,500